Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Consumer Staples Portfolio
November 30, 2023
FOO-NPRT3-0124
1.810694.119
Common Stocks - 99.8%
	Shares	Value ($)
Beverages - 35.3%
Brewers - 3.0%
Boston Beer Co., Inc. Class A (a)	132,100	46,863,796
Molson Coors Beverage Co. Class B	8,000	492,320
		47,356,116
Distillers & Vintners - 4.4%
Brown-Forman Corp. Class B (non-vtg.)	132,000	7,753,680
Constellation Brands, Inc. Class A (sub. vtg.)	158,884	38,210,013
Diageo PLC	540,416	18,915,290
Duckhorn Portfolio, Inc. (a)	316,100	3,246,347
		68,125,330
Soft Drinks & Non-alcoholic Beverages - 27.9%
Keurig Dr. Pepper, Inc.	3,337,727	105,372,041
Monster Beverage Corp.	878,326	48,439,679
PepsiCo, Inc.	303,804	51,127,175
Primo Water Corp.	93,100	1,337,847
The Coca-Cola Co.	3,923,718	229,302,078
		435,578,820
TOTAL BEVERAGES		551,060,266
Consumer Staples Distribution & Retail - 10.0%
Consumer Staples Merchandise Retail - 8.4%
BJ's Wholesale Club Holdings, Inc. (a)	268,200	17,320,356
Dollar General Corp.	104,200	13,662,704
Dollar Tree, Inc. (a)	76,500	9,454,635
Target Corp.	262,300	35,098,363
Walmart, Inc.	352,500	54,880,725
		130,416,783
Drug Retail - 0.1%
Walgreens Boots Alliance, Inc.	99,500	1,984,030
Food Distributors - 1.5%
Performance Food Group Co. (a)	72,200	4,696,610
Sysco Corp.	215,456	15,549,460
U.S. Foods Holding Corp. (a)	61,374	2,690,022
		22,936,092
Food Retail - 0.0%
Albertsons Companies, Inc.	35,900	781,543
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		156,118,448
Food Products - 14.6%
Agricultural Products & Services - 2.5%
Archer Daniels Midland Co.	192,200	14,170,906
Bunge Global SA	103,393	11,359,789
Darling Ingredients, Inc. (a)	295,561	12,966,261
Ingredion, Inc.	5,200	532,948
		39,029,904
Packaged Foods & Meats - 12.1%
Conagra Brands, Inc.	322,741	9,130,343
Freshpet, Inc. (a)(b)	47,900	3,398,505
General Mills, Inc.	199,800	12,719,268
Laird Superfood, Inc. (a)	220,582	231,611
Lamb Weston Holdings, Inc.	134,000	13,404,020
McCormick & Co., Inc. (non-vtg.)	21,161	1,371,868
Mondelez International, Inc.	1,024,497	72,800,757
Nomad Foods Ltd. (a)	1,698,359	27,428,498
Pilgrim's Pride Corp. (a)	34,700	886,932
The Hershey Co.	13,100	2,461,752
The J.M. Smucker Co.	121,700	13,354,141
The Real Good Food Co. LLC:
Class B (a)(c)	58,567	1
Class B unit (a)(d)	58,567	111,277
The Real Good Food Co., Inc. (a)	100	190
The Simply Good Foods Co. (a)	81,688	3,164,593
TreeHouse Foods, Inc. (a)	165,108	6,721,547
Tyson Foods, Inc. Class A	431,866	20,228,603
WK Kellogg Co.	95,900	1,074,080
		188,487,986
TOTAL FOOD PRODUCTS		227,517,890
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Newell Brands, Inc.	156,100	1,191,043
Household Products - 22.7%
Household Products - 22.7%
Colgate-Palmolive Co.	317,200	24,985,844
Energizer Holdings, Inc.	1,300,489	40,107,081
Kimberly-Clark Corp.	375,833	46,501,817
Procter & Gamble Co.	1,374,082	210,949,069
Reynolds Consumer Products, Inc.	778,839	20,436,735
The Clorox Co.	78,674	11,277,918
		354,258,464
Personal Care Products - 9.7%
Personal Care Products - 9.7%
Edgewell Personal Care Co.	232,100	8,079,401
Estee Lauder Companies, Inc. Class A	367,055	46,869,253
Herbalife Ltd. (a)(b)	542,450	6,986,756
Kenvue, Inc.	3,980,300	81,357,332
Olaplex Holdings, Inc. (a)	3,721,000	8,111,780
		151,404,522
Specialty Retail - 0.3%
Apparel Retail - 0.3%
Aritzia, Inc. (a)	272,000	5,275,832
Tobacco - 7.1%
Tobacco - 7.1%
Altria Group, Inc.	1,397,417	58,747,411
British American Tobacco PLC (United Kingdom)	35,364	1,125,283
Philip Morris International, Inc.	542,382	50,636,784
		110,509,478
TOTAL COMMON STOCKS (Cost $1,295,495,961)		1,557,335,943

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	1,890,336	1,890,714
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	9,667,812	9,668,779
TOTAL MONEY MARKET FUNDS (Cost $11,559,493)		11,559,493

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,307,055,454)	1,568,895,436
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(8,957,586)
NET ASSETS - 100.0%	1,559,937,850

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,277 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	691,618	209,044,285	207,845,189	161,636	-	-	1,890,714	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	36,898,404	153,100,809	180,330,434	73,442	-	-	9,668,779	0.0%
Total	37,590,022	362,145,094	388,175,623	235,078	-	-	11,559,493

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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